Borrowings and financial liabilities - KREOS convertible and non-convertible bonds (Details) € / shares in Units, € in Thousands, tranche in Millions			12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 19, 2021 € / shares shares	Dec. 31, 2023 item € / shares shares	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2021 EUR (€) € / shares shares	Nov. 19, 2021 EUR (€) tranche	Jun. 30, 2021 EUR (€)	Apr. 30, 2020 EUR (€)	Sep. 10, 2018 EUR (€) item installment
Borrowings and financial liabilities
Amount of agreement						€ 10,000	€ 32,000	€ 24,000
Number of tranches | tranche						6.2
Number of monthly repayment installments | item			36
Warrants outstanding, end of period | shares			2,218,293
One Warrant Conversion Ratio			1.00%
Exercise price per share | € / shares			€ 0.56
Guarantee deposit related to the Kreos 2018 non-convertible bonds contract	€ 320				€ 320
Decrease in value per option | € / shares				€ 0.00584	€ 0.35559
NEGMA Tranche 1 warrants
Borrowings and financial liabilities
Maturity			7 years
Warrants 2021 to Kreos [Member]
Borrowings and financial liabilities
Warrants outstanding, end of period | shares	2,218,293	2,218,293	2,218,293		2,218,293
Exercise price per share | € / shares	€ 0.56	€ 0.56	€ 0.56
Non-convertible bonds to Kreos
Borrowings and financial liabilities
Amount of agreement						€ 7,750			€ 10,000
Amount of Each Tranche									€ 2,500
Interest rate			10.00%						10.00%
Number of monthly repayment installments | installment									36
Maturity			7 years
Exercise price per share | € / shares			€ 2.67
Convertible bonds to Kreos
Borrowings and financial liabilities
Interest rate			9.50%
Nonconvertible bonds To Kreos 2018
Borrowings and financial liabilities
Number of tranches | item									4
Amount of Each Tranche									€ 10,000
Guarantee deposit related to the Kreos 2018 non-convertible bonds contract				€ 0